Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 82,253	$ 87,229
Marketable securities	54,407	171,555
Accounts receivable, net	37,115	13,121
Inventories	16,529	7,637
Prepaid expenses and other current assets	5,371	5,500
Total current assets	195,675	285,042
Property and equipment, net	13,662	10,710
Right-of-use assets	8,223	0
Total assets	217,560	295,752
Current liabilities
Accounts payable	15,258	12,340
Accrued expenses and other current liabilities	19,610	14,310
Operating lease liabilities	1,351
Current portion of long-term debt	0	9,967
Total current liabilities	36,219	36,617
Long-term operating lease liability, net	7,609
Long-term debt, net	40,176	3,640
2024 convertible notes, net	153,413	144,879
Other long-term liabilities	251	537
Total liabilities	237,668	185,673
Commitments and contingencies
Preferred Stock, $0.001 par value; 10,000,000 shares authorized at December 31, 2019 and December 31, 2018 and 0 shares issued and outstanding at December 31, 2019 and December 31, 2018	0	0
Stockholders' (deficit) equity
Common stock, $0.001 par value; 100,000,000 shares authorized; 38,361,476 and 37,946,341 shares issued and outstanding, at December 31, 2019 and December 31, 2018, respectively	38	38
Additional paid-in capital	648,391	628,944
Accumulated other comprehensive loss	62	(77)
Accumulated deficit	(668,599)	(518,826)
Total stockholders' (deficit) equity	(20,108)	110,079
Total liabilities and stockholders' (deficit) equity	$ 217,560	$ 295,752